Income taxes - Tax losses carried forward (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Income taxes
Tax losses for which no deferred tax asset was recognized, subject to expiration	¥ 278,215	¥ 147,928
Tax losses for which no deferred tax asset was recognized, not subject to expiration	¥ 352,592	¥ 335,509